Consolidated Statements of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of cash flows [abstract]
Result for the period	€ (55,190)	€ (97,958)	€ (55,081)
Depreciation and amortization	10,588	6,699	4,850
Finance income excluding foreign currency gains	(60,788)	(24)	(187)
Finance expense excluding foreign currency losses	59,542	82,222	13,886
Non-cash effective foreign currency (gains) losses	22	6,352	(35)
Non-cash effect of share-based payments	2,655	3,866	1,451
Loss on disposal of property, plant and equipment	63	2	5
Change in trade receivables not attributable to investing or financing activities	7,544	7,052	(1,616)
Change in inventories	(1,379)	(25,048)	5,382
Change in write-downs on inventories	13,198	689	8,093
Change in trade payables	(14,367)	12,929	6,117
Change in contract assets	40	(40)	6
Change in contract liabilities	4,906	(462)	(16,185)
Change in other investments and other assets	(341)	101	3,190
Change in other provisions	(3,996)	(13,063)	11,928
Change in other liabilities	394	(116)	692
Income tax expenses (benefits)	(257)	491	(3,141)
Interest received	395	24	187
Income taxes paid	(15)	(3)	(203)
Cash flow from operating activities	(36,985)	(16,285)	(20,659)
Purchase of property, plant and equipment	(2,883)	(958)	(2,297)
Investments in intangible assets, including internally generated intangible asset	(399)	(445)	(7,623)
Proceeds from sale of property, plant and equipment	20	107
Cash flow from investing activities	(3,262)	(1,296)	(9,920)
Proceeds from shareholder loans	6,275	13,966	12,033
Proceeds from convertible notes	38,156
Proceeds from issuance of shares and other equity securities	661	776	6,741
Proceeds from the issuance of warrants presented as financial liabilities	9,000		8,592
Proceeds from the exercise of warrants	26,950	9,260
Repayment of shareholder loans	(22,026)	(11,225)	(703)
Repayment of convertible notes	(21,231)
Repayment of lease liabilities	(1,222)	(996)	(912)
Interest paid	(12,517)	(1,183)	(259)
Cash flow from financing activities	24,046	10,598	25,492
Change in cash and cash equivalents	(16,201)	(6,984)	(5,087)
Cash and cash equivalents at the beginning of the period	22,858	29,162	34,441
FX effects	331	680	(192)
Cash and cash equivalents at the end of the period	€ 6,987	€ 22,858	€ 29,162